Segment Information (Details Narrative) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of operating segments	3	3
Total assets	$ 128,840	$ 143,889	$ 401,066